SUBSEQUENT EVENTS (Details Narrative)	Oct. 21, 2024	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024
IfrsStatementLineItems [Line Items]
Reverse stock split		1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Reverse stock split	one (1) for seventeen (17) reverse stock split